UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21756
                                                    ----------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                               -----------

                    Date of reporting period: APRIL 30, 2006
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

--------------------------------------------------------------------------------
                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED APRIL 30, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                                 APRIL 30, 2006

Shareholder Letter....................................................   1
Portfolio Commentary .................................................   2
Portfolio Components .................................................   3
Portfolio of Investments..............................................   4
Statement of Assets and Liabilities...................................   8
Statement of Operations...............................................   9
Statements of Changes in Net Assets...................................  10
Financial Highlights..................................................  11
Notes to Financial Statements.........................................  12
Additional Information................................................  16
    Dividend Reinvestment Plan
    Proxy Voting Policies and Procedures
    Portfolio Holdings
    By-Law Amendment
    Submission of Matters to a Vote of Shareholders
    Board Approval of Advisory and Sub-Advisory Agreements

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (the "Advisor") and/or Valhalla Capital Partners, LLC, ("Valhalla") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the First Trust Strategic High Income Fund's (the "Fund") actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Valhalla and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the portfolio commentary by the portfolio management team at the Fund's sub-advisor, Valhalla, you will obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows can help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, personnel of the Advisor and Valhalla personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST STRATEGIC HIGH INCOME FUND (FHI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2006

Dear Shareholders:

We are pleased to present this semi-annual report of First Trust Strategic High Income Fund (the "Fund") (NYSE Symbol: FHI). During the six-month reporting period, the Fund produced positive performance results based in both market price and net asset value ("NAV"). We are delighted that the Fund's market price traded above the NAV in January and the Fund's market price remains at a premium to its NAV.

Effective April 28, 2006, Valhalla Capital Partners, LLC ("Valhalla") succeeded Hilliard Lyons Asset Management ("HLAM") as the sub-advisor of the Fund as approved by shareholders at a recent shareholder meeting. The persons responsible for management of the FHI portfolio at HLAM are the same persons responsible for management of the FHI portfolio at Valhalla. Valhalla is a boutique asset management firm focused on managing high-yield portfolios with an emphasis on structured finance securities. The three managing partners have 47 years combined industry experience and the investment team has an average of over 10 years experience working with high-yield and structured finance securities. Valhalla currently manages approximately $350 million in assets.

As you know, the Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital growth. The Fund currently pursues this high income strategy by investing at least 80% of its managed assets in a diversified portfolio of high income producing securities that Valhalla believes offer attractive yield and capital appreciation potential. The Fund's primary focus is on structured finance securities with limited exposure to corporate bonds and convertible securities. Investing in these securities provides greater diversification than corporate bonds alone by spreading risk across a broader range of asset classes, which include both corporate and consumer debt.

The emphasis on structured finance securities within the portfolio has helped to stabilize the NAV. Structured finance securities exhibited less volatility, in general, than the corporate holdings over this reporting period. I encourage you to read the portfolio commentary found on the following page. It includes a review of the Fund's performance and the portfolio managers' outlook for the markets.

We thank you for your continued confidence in First Trust Advisors L.P. and Valhalla and will work diligently to keep earning it.

Sincerely,


/s/ James A. Bowen

James A. Bowen
President of First Trust Strategic High Income Fund
June 15, 2006

--------------------------------------------------------------------------------
                              PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

OVERVIEW

For the six month period ended April 30, 2006, the bond and equity markets produced a mix of returns reflective of the overall macroeconomic landscape. The interest-rate environment was mildly negative for bonds, as rates rose roughly 0.50% in the intermediate and long parts of the yield curve, but economic data, inflation numbers, and corporate earnings were mostly favorable. Consequently, the more interest-rate sensitive sectors of the bond market struggled, while stocks and lower-rated bonds outperformed. This divergence is evident in the most recent six month numbers of several key indices. The Lehman Brothers Intermediate U.S. Aggregate Index posted a near flat total return of only 0.95%; the Lehman Brothers U.S. Corporate High Yield Index returned 4.96%; and the S&P 500 and Russell 2000 indices generated 9.64% and 18.93%, respectively for the six months ended April 30, 2006. In short, the market's appetite for higher returns, combined with its positive outlook, drove the performance of the major segments of the market.

PERFORMANCE REVIEW

The First Trust Strategic High Income Fund ("FHI" or the "Fund") benefited from these trends, which helped it post a solid six month performance. The total return performance based on net asset value ("NAV") was 6.43% for the six months ended April 30, 2006. The Fund's Benchmark, the Lehman Brothers Ba U.S. High Yield Index, produced a 2.90% total return over the same period. The Fund's outperformance was attributable to both its net, annualized yield advantage over the Index of roughly 3.30% and relative stability. This stability came from a mixed, but balanced price performance across some of the Fund's larger sectors. For example, aircraft leased-backed bonds and commercial mortgage-backed securities generally experienced positive movements over the six month period, while corporate bonds and residential mortgage-backed securities were flat to slightly negative. This was evidenced by the NAV which started the period at $19.13 and ended it at $19.13. In contrast, the Index declined 0.79% in value over the same time period. Most of the NAV stability came from Fund's emphasis on structured finance securities, which exhibited less volatility, in general, than its corporate holdings.

The market price performance was also positive. Negative trends in the closed-end fund space reversed from the fourth quarter of 2005, helping the Fund produce an even stronger total return of 9.77% for the six months ended April 30, 2006. This was driven by a greater than 3.00% increase in the stock price. Near the end of January, the market price traded above the NAV, and the Fund remained at a premium for the rest of the calendar quarter. As of April 30, 2006, the yield stood at 9.91%, versus 10.38% at calendar year-end.

OUTLOOK

Favorable economic trends may keep yields depressed and prices high, making diversification critical to future performance. The strong bid for riskier assets will remain intact only if investors maintain their confidence in the economy. If the market's chief concern shifts from rising interest rates to deteriorating credit metrics, lower-rated assets will likely come under pressure. With the preponderance of its portfolio in seasoned structured finance securities, the Fund is well-positioned for such an environment.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO COMPONENTS+
APRIL 30, 2006 (UNAUDITED)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Equity                                            4.3%
Franchise                                        12.9%
Residential Mortgage                             26.9%
Equipment Lease Receivables                       2.9%
Manufactured Housing                              5.9%
Commercial Mortgage-Backed Securities            14.3%
Collateralized Debt Obligations                  15.1%
Corporate Bonds                                  17.7%

+ Percentages are based on total investments. Please note that the percentages shown on the Portfolio of Investments are based on net assets.


                       See Notes to Financial Statements.                 Page 3

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                            MARKET
   VALUE                                    DESCRIPTION                               VALUE
-------------  ------------------------------------------------------------------  ------------
ASSET-BACKED SECURITIES - 58.0%

$   2,000,000  ACE Securities Corp., Home Equity Loan Trust,
                   Series 2003-OP1, Class B, 6.00%, 12/25/33+....................  $  1,950,977
    2,000,000  ACE Securities Corp., Home Equity Loan Trust,
                  Series 2005-HE5, Class M10, 7.96%, 8/25/35**+..................     1,839,067
    5,000,000  ACLC Business Loan Receivables Trust, Series 1999-1,
                  Class A3, 7.39%, 8/15/20**.....................................     4,575,855
    2,356,787  Aircraft Finance Trust, Series 1999-1A,
                  Class A2, 5.40%, 5/15/24+......................................     2,213,907
      612,715  EMAC Owner Trust, LLC, Series 1999-1,
                  Class A1, 6.42%, 10/15/25**....................................       380,266
       48,583  Empire Funding Home Loan Owner Trust,
                  Series 1998-1, Class B2, 10.24%, 6/25/24+......................        47,957
    3,000,000  Equinox Funding, Series 1A, Class D, 11.45%, 11/15/12**+..........     1,438,125
    4,905,000  Falcon Franchise Loan Trust, Series 2000-1,
                  Class E, 6.50%, 4/05/16**......................................     3,776,222
    4,231,000  Falcon Franchise Loan Trust, Series 2003-1,
                   Class E, 6.00%, 1/05/25**.....................................     2,768,458
    5,000,000  FFCA Secured Lending Corp., Series 1998-1,
                  Class D1, 7.81%, 10/18/25**....................................     4,415,348
    5,000,000  FFCA Secured Lending Corp., Series 1999-2,
                  Class B1, 8.27%, 5/18/26**.....................................     2,837,038
    2,976,889  FMAC Loan Receivables Trust, Series 1997-B,
                  Class A, 6.85%, 9/15/19**......................................     2,825,705
    1,000,000  Forte CDO (Cayman) Ltd., Series B,
                  Senior Secured Note, 8.04%, 4/12/13**..........................       913,865
      537,259  Green Tree Financial Corp., Series 1997-4,
                  Class B1, 7.23%, 2/15/29.......................................        83,924
    1,000,000  Green Tree Financial Corp., Series 1998-4,
                  Class M1, 6.83%, 4/01/30.......................................       384,875
    5,000,000  Green Tree Financial Corp., Series 1998-6
                  Class M1, 6.63%, 6/01/30.......................................     2,403,125
    6,000,000  Green Tree Financial Corp., Series 1999-2,
                  Class M1, 6.80%, 12/01/30......................................     1,798,420
    2,500,000  Green Tree Financial Corp., Series 1999-3,
                  Class M1, 6.96%, 2/01/31.......................................       570,200
   10,000,000  GreenPoint Manufactured Housing Contract Trust,
                  Series 1999-5, Class M2, 9.23%, 12/15/29.......................     4,253,179
    5,000,000  GSAMP Trust, Series 2004-AR2,
                  Class B4, 5.00%, 8/25/34**+....................................     4,192,370
    3,700,000  Halyard CBO I, Ltd., Series 1A, Class B, 6.52%, 3/24/10**+........     2,518,390
    4,000,000  Helios Series I, Multi Asset CBO I, Ltd.,
                  Series 1A, Class B, 5.49%, 12/13/36**+.........................     3,260,000
    2,000,000  Home Equity Mortgage Trust, Series 2005-3,
                  Class B2, 7.00%, 11/25/35......................................     1,653,028
    2,375,000  IndyMac Residential Asset Backed Trust, Series 2005-B,
                  Class M10, 8.32%, 8/25/35+.....................................     2,176,150
    2,601,134  Long Beach Mortgage Loan Trust, Series 2002-1,
                  Class M3, 7.46%, 5/25/32+......................................     1,989,331
    3,505,836  Long Beach Mortgage Loan Trust, Series 2002-2,
                  Class M3, 7.21%, 7/25/32+......................................     3,152,745


Page 4                 See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                            MARKET
   VALUE                                    DESCRIPTION                               VALUE
-------------  ------------------------------------------------------------------  ------------
ASSET-BACKED SECURITIES - CONTINUED

$   2,810,069  Longhorn CDO Ltd., Series 1, Class C, 10.97%, 5/10/12**+..........  $  2,641,465
    1,266,224  Morgan Stanley Dean Witter Capital I, Series 2001-NC3,
                  Class B1, 7.03%, 10/25/31+.....................................     1,248,750
    4,500,000  North Street Referenced Linked Notes, Series 2000-1A,
                  Class C, 6.41%, 7/30/10**+.....................................     2,975,625
    7,000,000  North Street Referenced Linked Notes, Series 2000-2A,
                  Class B, 5.29%, 10/30/11**+....................................     6,164,375
    1,000,000  Oakwood Mortgage Investors, Inc., Series 2002-B,
                  Class M1, 7.62%, 6/15/32.......................................       275,000
    3,000,000  Park Place Securities, Inc., Series 2004-WCW2,
                  Class M10, 7.57%, 10/25/34**+..................................     2,779,552
    3,000,000  Park Place Securities, Inc., Series 2005-WHQ4,
                  Class M10, 7.46%, 9/25/35**+...................................     2,538,732
    3,113,380  Pegasus Aviation Lease Securitization III, Series 2001-1A,
                  Class A3, 5.56%, 3/10/14**+....................................     2,695,020
    6,000,000  Soundview Home Equity Loan Trust, Series 2005-A,
                  Class B2, 7.96%, 4/25/35**+....................................     5,379,421
    2,651,000  Structured Asset Investment Loan Trust, Series 2004-8,
                  Class B2, 5.00%, 9/25/34.......................................     2,405,654
    1,620,000  Structured Asset Securitites Corp., Series 2003-BC3,
                  Class B, 7.96%, 4/25/33**+.....................................     1,502,427
    4,500,000  Structured Asset Securities Corp., Series 2005-S1,
                  Class B4, 7.32%, 3/25/35**+....................................     3,839,562
    5,000,000  Summit CBO I, Ltd., Series 1A, Class B, 5.59%, 5/23/11**+.........     1,303,125
    5,000,000  Wilbraham CBO Ltd., Series 1A, Class A2, 5.39%, 7/13/12**+........     3,950,000
                                                                                   ------------

               TOTAL ASSET-BACKED SECURITIES.....................................    98,117,235
               (Cost $99,177,402)                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%

    3,992,327  CWALT, Inc., Pass-Through Certificates,  Series 2005-56,
                  Class B4, 6.07%, 11/25/35**+...................................     2,356,064
    8,982,735  CWALT, Inc., Pass-Through Certificates, Series 2005-56,
                  Class B5, 6.07%, 11/25/35**+...................................     1,786,010
    4,999,611  HarborView Mortgage Loan Trust, Series 2005-9,
                  Class B10, 6.67%, 6/20/35+.....................................     4,073,783
                                                                                   ------------

               TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS.........................     8,215,857
               (Cost $8,295,297)                                                   ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.1%

    1,171,422  Banc of America Commercial Mortgage Inc., Series 2000-1,
                  Class M, 6.00%, 11/15/31**.....................................       903,228
    2,878,166  Banc of America Structured Securities Trust, Series 2002-X1,
                  Class O, 7.00%, 10/11/33**.....................................     2,479,189
    2,878,166  Banc of America Structured Securities Trust, Series 2002-X1,
                  Class P, 7.00%, 10/11/33**.....................................     2,034,121
    1,776,400  Bear Stearns Commercial Mortgage Securities, Series 2000-WF1,
                  Class K, 6.50%, 2/15/32........................................     1,458,359

                       See Notes to Financial Statements.                 Page 5

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                            MARKET
   VALUE                                    DESCRIPTION                               VALUE
-------------  ------------------------------------------------------------------  ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES - CONTINUED

$   1,000,000  GMAC Commercial Mortgage Securities, Inc., Series 1999-C3,
                  Class G, 6.97%, 8/15/36**......................................  $    890,119
  113,540,929  Government National Mortgage Association, Series 2003-47,
                  Class XA, IO, 0.02%, 6/16/43+..................................     6,101,973
   22,304,372  Government National Mortgage Association, Series 2003-59,
                  Class XA, IO, 0.62%, 6/16/34+..................................     1,986,079
    7,000,000  GS Mortgage Securities Corp. II, Series 1998-C1,
                  Class H, 6.00%, 10/18/30**.....................................     3,578,792
    3,025,000  LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                  Class Q, 5.87%, 11/15/33**.....................................     2,149,605
    2,951,002  LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                  Class S, 5.87%, 11/15/33**.....................................     1,696,505
      968,400  Morgan Stanley Capital I Inc., Series 1999-WF1,
                  Class M, 5.91%, 11/15/31**.....................................       603,747
                                                                                   ------------

               TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES.......................    23,881,717
               (Cost $23,829,586)                                                  ------------

CORPORATE BONDS AND NOTES - 17.5%

    1,500,000  Alliance One International, Inc., Company Guarantee,
                  11.00%, 5/15/12................................................     1,432,500
    1,000,000  Alliance One International, Inc., Senior Subordinated Note,
                  12.75%, 11/15/12...............................................       915,000
    2,000,000  Banctec Inc., Senior Note, 7.50%, 6/01/08.........................     1,452,500
    3,500,000  Citisteel USA, Inc., Senior Secured Note, 11.55%, 9/01/10**+......     3,631,250
    1,000,000  Doe Run Resources Corp., Series AI,
                  Company Guarantee, 11.75%, 11/01/08**..........................       865,000
    1,500,000  Elgin National Industries, Inc., Series B, Company Guarantee,
                  11.00%, 11/01/07...............................................     1,477,500
    2,000,000  GSI Group Inc., Company Guarantee, 12.00%, 5/15/13................     2,065,000
    2,300,000  Interactive Health, LLC, Senior Note, 7.25%, 4/01/11**............     1,851,500
    1,000,000  Metallurg Holdings, Inc., Secured Senior Note,
                  10.50%, 10/01/10**.............................................       955,000
    2,000,000  Milacron Escrow Corp., Secured Senior Note, 11.50%, 5/15/11.......     1,915,000
    2,000,000  Motors and Gears Holdings Inc., Series D, Senior Note,
                  10.75%, 11/15/06...............................................     2,002,500
    1,000,000  Mrs. Fields Famous Brands, LLC, Company Guarantee,
                  9.00%, 3/15/11.................................................       815,000
    1,000,000  PCA Finance Corp., LLC, Secured Senior Note,
                  14.00%, 6/01/09**..............................................     1,018,700
    2,000,000  Pipe Acquisition Finance, Secured Senior Note,
                  10.91%, 12/15/10**+............................................     1,990,000
    2,000,000  Spansion LLC, Senior Note, 11.25%, 1/15/16**......................     2,070,000
    1,000,000  Transmeridian Exploration, Company Guarantee,
                  12.00%, 12/15/10**.............................................     1,025,000
    1,000,000  TriMas Corp., Company Guarantee, 9.88%, 6/15/12...................       942,500


Page 6                   See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2006 (UNAUDITED)

 PRINCIPAL                                                                            MARKET
   VALUE                                    DESCRIPTION                               VALUE
-------------  ------------------------------------------------------------------  ------------
CORPORATE BONDS AND NOTES - CONTINUED

$   2,000,000  Uno Restaurant Holdings Corp., Senior Note,
                  10.00%, 2/15/11**..............................................     1,610,000
    2,000,000  Wolverine Tube, Inc., Senior Note, 7.38%, 8/01/08**...............     1,610,000
                                                                                   ------------

               TOTAL CORPORATE BONDS AND NOTES...................................    29,643,950
               (Cost $29,587,736)                                                  ------------


   SHARES
-------------

PREFERRED SECURITIES - 4.3%

    1,450,000  Ajax Ltd., Series 2A,**...........................................       841,000
    2,000,000  Ajax Ltd., Series 2X,**...........................................     1,160,000
    4,000,000  Pro Rata Funding Ltd. Inc.,**.....................................     3,240,000
    2,000,000  Soloso CDO Ltd., Series 2005-1,**.................................     1,990,000
                                                                                   ------------

               TOTAL PREFERRED SECURITIES........................................     7,231,000
               (Cost $7,351,580)                                                   ------------

               TOTAL INVESTMENTS - 98.8%.........................................   167,089,759
               (Cost $168,241,601)*

               NET OTHER ASSETS AND LIABILITIES - 1.2%...........................     2,011,449
                                                                                  -------------
               NET ASSETS - 100.0%............................................... $ 169,101,208
                                                                                  =============

----------
 *    Aggregate cost for federal income tax and financial reporting purposes.

** Securities are restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. At April 30, 2006, these securities amounted to $113,844,843, or 67.32% of net assets (Note 2C).

 + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2006.

IO    Interest only


                       See Notes to Financial Statements.                 Page 7

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $168,241,601) ..........................................................................         $ 167,089,759
Prepaid expenses ................................................................................                21,487
Receivables:
     Interest ...................................................................................             2,317,246
                                                                                                          -------------
     Total Assets ...............................................................................           169,428,492
                                                                                                          -------------

LIABILITIES:
Due to custodian ................................................................................               115,117
Payables:
     Investment advisory fees ...................................................................               124,271
     Printing fees ..............................................................................                37,929
     Audit and legal fees .......................................................................                26,033
     Administrative fees ........................................................................                13,808
     Custodian fees .............................................................................                 3,402
     Trustees' fees and expenses ................................................................                 3,333
     Transfer agent fees ........................................................................                 2,500
Accrued expenses ................................................................................                   891
                                                                                                          -------------
     Total Liabilities ..........................................................................               327,284
                                                                                                          -------------
NET ASSETS ......................................................................................         $ 169,101,208
                                                                                                          =============
NET ASSETS CONSIST OF:
Undistributed net investment income .............................................................         $   1,085,991
Accumulated net realized gain on investments sold ...............................................               711,802
Net unrealized depreciation of investments ......................................................            (1,151,842)
Par value .......................................................................................                88,384
Paid-in capital .................................................................................           168,366,873
                                                                                                          -------------
   Total Net Assets .............................................................................         $ 169,101,208
                                                                                                          =============
NET ASSET VALUE, per Common Share
   (par value $0.01 per Common Share) ...........................................................         $       19.13
                                                                                                          =============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) .....             8,838,367
                                                                                                          =============


Page 8                         See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2006 (UNAUDITED)

INVESTMENT INCOME:
 Interest ....................................................................................           $10,474,833
                                                                                                         -----------
   Total investment income ...................................................................            10,474,833
                                                                                                         -----------
EXPENSES:
 Investment advisory fees ....................................................................               745,844
 Administration fees .........................................................................                82,872
 Audit and legal fees ........................................................................                42,420
 Printing fees ...............................................................................                20,778
 Trustees' fees and expenses .................................................................                20,302
 Transfer agent fees .........................................................................                17,235
 Custodian fees ..............................................................................                 9,447
 Other .......................................................................................                53,541
                                                                                                         -----------
   Total expenses ............................................................................               992,439
                                                                                                         -----------
 NET INVESTMENT INCOME .......................................................................             9,482,394
                                                                                                         -----------
 NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain on investments during the period ..........................................               864,132
 Net change in unrealized appreciation/(depreciation) of investments during the period .......               154,281
                                                                                                         -----------
 Net realized and unrealized gain on investments .............................................             1,018,413
                                                                                                         -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........................................           $10,500,807
                                                                                                         ===========


                       See Notes to Financial Statements.                 Page 9

FIRST TRUST STRATEGIC HIGH INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   SIX MONTHS
                                                                                                      ENDED              PERIOD
                                                                                                    4/30/2006             ENDED
                                                                                                   (UNAUDITED)         10/31/2005*
                                                                                                  -------------       -------------
OPERATIONS:
Net investment income ......................................................................      $   9,482,394       $   3,401,101
Net realized gain/(loss) on investments during the period ..................................            864,132            (152,330)
Net change in unrealized appreciation/(depreciation) of investments during the period ......            154,281          (1,306,123)
                                                                                                  -------------       -------------
Net increase in net assets resulting from operations .......................................         10,500,807           1,942,648

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ......................................................................        (10,439,736)         (1,357,768)
                                                                                                  -------------       -------------
Total distributions to shareholders ........................................................        (10,439,736)         (1,357,768)

CAPITAL TRANSACTIONS:
Net proceeds from sale of 8,805,236 Common Shares ..........................................                 --         168,180,008
Proceeds from 33,131 shares reinvested .....................................................            627,458                  --
Offering costs .............................................................................                 --            (352,209)
                                                                                                  -------------       -------------
Total capital transactions .................................................................            627,458         167,827,799
                                                                                                  -------------       -------------
Net increase in net assets .................................................................            688,529         168,412,679

NET ASSETS:
Beginning of period ........................................................................        168,412,679                  --
                                                                                                  -------------       -------------
End of period ..............................................................................      $ 169,101,208       $ 168,412,679
                                                                                                  =============       =============
Undistributed net investment income at end of period .......................................      $   1,085,991       $   2,043,333
                                                                                                  =============       =============

----------
*     The Fund commenced operations on July 19, 2005.


Page 10                See Notes to Financial Statements.

FIRST TRUST STRATEGIC HIGH INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              SIX MONTHS
                                                                                 ENDED            PERIOD
                                                                               4/30/2006           ENDED
                                                                              (UNAUDITED)       10/31/2005*
                                                                              -----------       -----------
Net asset value, beginning of period .................................        $     19.13       $     19.10
                                                                              -----------       -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ................................................               1.08              0.39
Net realized and unrealized gain/(loss) on investments ...............               0.11             (0.17)
                                                                              -----------       -----------
Total from investment operations .....................................               1.19              0.22
                                                                              -----------       -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ................................................              (1.19)            (0.15)
                                                                              -----------       -----------
Total from distributions .............................................              (1.19)            (0.15)
                                                                              -----------       -----------
Common Shares offering costs charged to paid-in capital ..............                 --             (0.04)
                                                                              -----------       -----------
Net asset value, end of period .......................................        $     19.13       $     19.13
                                                                              ===========       ===========
Market value, end of period ..........................................        $     19.37       $     18.79
                                                                              ===========       ===========
TOTAL RETURN BASED ON NET ASSET VALUE (a)+ ...........................               6.43%             1.03%
                                                                              ===========       ===========
TOTAL RETURN BASED ON MARKET VALUE (b)+ ..............................               9.77%            (5.28)%
                                                                              ===========       ===========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .................................        $   169,101       $   168,413
Ratio of total expenses to average net assets ........................               1.20%**           1.33%**
Ratio of net investment income to average net assets .................              11.44%**           7.82%**
Portfolio turnover rate ..............................................              48.59%            19.32%

----------
*     The Fund commenced operations on July 19, 2005.

**    Annualized.

(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in net asset value per share and does not reflect sales load.

(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in Common Share market price per share, all based on Common Share market price per share.

+     Total return is not annualized for periods less than one year.


                       See Notes to Financial Statements.                Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

                              1. FUND DESCRIPTION

First Trust Strategic High Income Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 15, 2005 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FHI on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. The Fund seeks capital growth as a secondary objective. The Fund intends to achieve its investment objective by investing at least 80% of its managed assets in a diversified portfolio of high income producing securities that Valhalla Capital Partners LLC ("Valhalla" or the "Sub-Advisor") believes offer attractive yield and capital appreciation potential. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio securities and other assets less any accrued liabilities. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature within 60 days are valued at amortized cost.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

C. RESTRICTED SECURITIES:

The Fund may invest in restricted securities, which are defined as securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration. As of April 30, 2006, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                      ACQUISITION    CARRYING VALUE
SECURITY                                                                  DATE          PER UNIT           COST
--------                                                                  ----          --------           ----
ACE Securities. Corp., Home Equity Loan Trust,
Series 2005-HE5, Class M10                                                8/5/05         $  91.95     $   1,785,352
ACLC Business Loan Receivables Trust, Series 1999-1, Class A3           10/13/05            91.52         4,651,616
Ajax Ltd., Series 2A                                                    11/30/05             0.58           851,136
Ajax Ltd., Series 2X                                                    11/30/05             0.58         1,210,024
Banc of America Commercial Mortgage Inc., Series 2000-1, Class M          8/2/05            77.11           892,421
Banc of America Structured Securities Trust, Series 2002-X1, Class O      8/4/05            86.14         2,558,155
Banc of America Structured Securities Trust, Series 2002-X1, Class P      8/4/05            70.67         2,079,414
Citisteel USA, Inc., Senior Secured Note                                 8/19/05           103.75         3,493,967
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B4         3/23/06            59.01         2,338,789
CWALT, Inc., Pass-Through Certificates, Series 2005-56, Class B5         3/23/06            19.88         1,753,183
Doe Run Resources Corp., Company Guarantee                               2/28/06            86.50           867,208
EMAC Owner Trust, LLC, Series 1999-1, Class A1                           3/24/06            62.06           390,683
Equinox Funding, Series 1A, Class D                                       8/3/05            47.94         1,362,600
Falcon Franchise Loan Trust, Series 2000-1, Class E                       8/9/05            76.99         3,942,636
Falcon Franchise Loan Trust, Series 2003-1, Class E                      8/18/05            65.43         3,006,090
FFCA Secured Lending Corp., Series 1998-1, Class D1                      8/25/05            88.31         4,446,196
FFCA Secured Lending Corp., Series 1999-2, Class B1                       8/2/05            56.74         2,867,972
FMAC Loan Receivables Trust, Series 1997-B, Class A                       8/4/05            94.92         2,928,158
Forte CDO (Cayman) Ltd., Series B, Senior Secured Note                    8/4/05            91.39           972,268
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class G       8/24/05            89.01           912,857
GS Mortgage Securities Corp. II, Series 1998-C1, Class H                  8/2/05            51.13         3,410,134
GSAMP Trust, Series 2004-AR2, Class B4                                   8/17/05            83.85         4,482,392
Halyard CBO I, Multi Asset CBO I, Ltd., Series 1A, Class B               3/27/06            68.06         2,525,416
Helios Series I, Multi Asset CBO I, Ltd., Series 1A, Class B             2/28/06            81.50         3,250,041
Interactive Health, LLC, Senior Note                                    12/13/05            80.50         1,972,268
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class Q                9/19/05            71.06         2,309,396
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class S                9/29/05            57.49         1,545,033
Longorn CDO Ltd., Series 1, Class C                                      3/24/06            94.00         2,644,927
Metallurg Holdings, Inc., Senior Secured Note                            9/16/05            95.50           979,819
Morgan Stanley Capital I Inc., Series 1999-WF1, Class M                   8/3/05            62.34           595,034
North Street Referenced Linked Notes, Series 2000-1A, Class C            3/27/06            66.13         2,984,594
North Street Referenced Linked Notes, Series 2000-2A, Class B             8/3/05            88.06         5,854,020
Park Place Securities, Inc., Series 2004-WCW2, Class M10                 3/24/06            92.65         2,752,285
Park Place Securities, Inc., Series 2005-WHQ4, Class M10                 8/26/05            84.62         2,365,108
PCA Finance Corp., LLC, Senior Secured Note                               4/6/06           101.87         1,020,000
Pegasus Aviation Lease Securitization III, Series 2001-1A, Class A3       8/4/05            86.56         2,432,521
Pipe Acquisition Finance, Senior Secured Note                            3/21/06            99.50         2,000,000
Pro Rata Funding Ltd. Inc.                                               4/11/06             0.81         3,257,901
Soloso CDO Ltd., Series 2005-1                                           8/12/05             1.00         2,032,520
Soundview Home Equity Loan Trust, Series 2005-A, Class B2                 8/4/05            89.66         5,388,895
Spansion LLC, Senior Note                                                 4/3/06           103.50         1,929,643
Structured Asset Securities Corp., Series 2003-BC3, ClassB               2/28/06            92.74         1,507,652
Structured Asset Securities Corp., Series 2005-SI3, ClassB4              3/23/06            85.32         3,793,082
Summit CBO I, Ltd., Series 1A, Class B                                    8/3/05            26.06         1,329,889
Transmeridian Exploration, Company Guarantee                             3/22/06           102.50         1,012,500
Uno Restaurant Holdings Corp., Senior Note                               9/15/05            80.50         1,794,808
Wilbraham CBO Ltd., Series 1A, Class A2                                  2/28/06            79.00         3,917,875
Wolverine Tube, Inc., Senior Note                                         8/3/05            80.50         1,779,144

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with leverage. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal period ended October 31, 2005 was as follows:

Distributions paid from:

                                                           2005
                                                           ----
Ordinary Income................................        $  1,357,768

As of October 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income..................        $  2,072,716
Net Unrealized Depreciation....................        $ (1,335,506)

E. INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

As of October 31, 2005, the Fund had a capital loss carryforward for federal income tax purposes of $152,330 expiring on October 31, 2013.

F. EXPENSES:

The Fund pays all expenses directly related to its operations.

G. ORGANIZATION AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's Common Shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Hilliard Lyons Asset Management ("HLAM") have paid all organization expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's estimated share of Common Share offering costs, $352,209, was recorded as a reduction of the proceeds from the sale of Common Shares during the period ended October 31, 2005.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.90% of the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings).

Prior to April 28, 2006, HLAM, a division of J.J.B Hilliard, W.L. Lyons, Inc. a wholly owned subsidiary of PNC HL Holding Corp., which is a wholly owned subsidiary of The PNC Financial Services Group, Inc., served as the Fund's sub-advisor. Effective April 28, 2006, Valhalla serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. There were no changes in persons primarily responsible for the day-to-day management of the Fund. The Sub-Advisor receives a portfolio management fee of 0.40% of Managed Assets that is paid monthly by First Trust from its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Until January 1, 2006 additional fees of $1,000 and $500 were paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees were shared by the funds in the First Trust fund complex that participated in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings. Effective January 1, 2006, the non-interested Trustees are no longer paid additional fees for special board meetings and non-regular committee meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding U.S. government and short-term investments, for the six months ended April 30, 2006, aggregated amounts were $78,492,657 and $79,305,418, respectively.

As of April 30, 2006, the aggregate gross unrealized appreciation for all securities in which there as an excess of value over tax cost was $2,562,925 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,714,767.

                                5. COMMON SHARES

As of April 30, 2006, 8,838,367 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                                                          SIX MONTHS ENDED                   PERIOD ENDED
                                                                           APRIL 30, 2006                  OCTOBER 31, 2005
                                                                           --------------                  ----------------
                                                                       SHARES         AMOUNT           SHARES             AMOUNT
                                                                       ------         ------           ------             ------
Proceeds from Common Shares sold ...............................            --      $       --         8,805,236      $ 168,180,008
Issued as reinvestment of dividends under the Dividend
  Reinvestment Plan ............................................        33,131         627,458
Offering costs .................................................            --              --                --           (352,209)
                                                                      --------      ----------      ------------      -------------
                                                                        33,131      $  627,458         8,805,236      $ 167,827,799
                                                                      ========      ==========      ============      =============

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of April 30, 2006, no Preferred Shares had been issued.

                            7. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

Non-Investment Grade Securities Risk: The Fund may invest up to 80% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Services, Inc., below "BBB-" by Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Below-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

                              8. SUBSEQUENT EVENTS

On May 22, 2006, the Fund declared a dividend of $0.160 per share, which represents a dividend from net investment income to Common Shareholders of record June 5, 2006, payable June 15, 2006.

Effective June 12, 2006, the Board of Trustees of the Fund unanimously appointed Robert F. Keith to the Board of Trustees and as a member to the Fund's Audit Committtee, Valuation Committee and Nominating and Governance Committee.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (800) 334-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                                BY-LAW AMENDMENT

On June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund that may have the effect of delaying or preventing a change of control of the Fund. To receive a copy of the revised By-Laws, investors may call the Fund at (800) 988-5891.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of First Trust Strategic High Income Fund, First Trust Value Line(R) 100 Fund, Energy Income and Growth Fund, First Trust/Fiduciary Asset Management Covered Call Fund, First Trust/Aberdeen Global Opportunity Income Fund and First Trust/FIDAC Mortgage Income Fund was held on April 17, 2006. At the Annual Meeting, the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec and Richard E. Erickson, was elected to serve an additional one-year term. The number of votes cast for James A. Bowen was 4,580,468, the number of votes withheld was 227,795 and the number of abstentions was 3,996,973. The number of votes cast for Niel B. Nielson was 4,578,668, the number of votes withheld was 229,595 and the number of abstentions was 3,996,973. The number of votes cast for Richard E. Erickson was 4,582,887, the number of votes withheld was 225,376 and the number of abstentions was 3,996,973. The number of votes cast for Thomas R. Kadlec was 4,581,637, the number of votes withheld was 226,626 and the number of abstentions was 3,996,973.

Also at the Annual Meeting of Shareholders of the Fund, the Shareholders approved a sub-advisory agreement with Valhalla. The number of votes cast was 3,378,452, the number of votes withheld was 295,703 and the number of abstentions was 5,131,081.

             BOARD APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees considered and approved the New Sub-Advisory Agreement with Valhalla Capital Partners, LLC ("Valhalla") at a meeting held on January 23, 2006 and recommended its approval to shareholders. In reviewing the New Sub-Advisory Agreement, the Board of Trustees received and reviewed data from First Trust Advisors L.P. ("First Trust" or the "Advisor") and Valhalla which was provided in response to a request from counsel to the Independent Trustees made in advance of the meeting. The Independent Trustees discussed these responses in a conference call prior to the meeting. At the meeting, the Trustees discussed the materials with representatives of First Trust, Valhalla, Fund counsel and independent counsel. The Trustees met with independent counsel to review their duties and responsibilities in connection with their consideration of the New Sub-Advisory Agreement. The Board concluded that the terms of the New Sub-Advisory Agreement are fair and reasonable and that the New Sub-Advisory Agreement is in the best interests of the Fund.

The Trustees considered the nature, extent and quality of services to be provided by Valhalla, and noted that the portfolio managers currently managing the Fund's portfolio would remain as the Fund's portfolio managers after the transaction in which Hilliard Lyons Asset Management, a division of J. J. B. Hilliard, W. L. Lyons, Inc. ("HL"), the initial sub-advisor to the Fund, agreed to transfer certain assets and liabilities to Valhalla, including HL's rights with respect to the original sub-advisory agreement for the Fund, in return for certain consideration, subject to Valhalla being named sub-advisor to the Fund. At the meeting, the Trustees received a presentation from the three managing members of Valhalla, who described Valhalla's experience and investment style. These representatives of Valhalla described the recent formation of Valhalla, including proposed trading systems, office space and personnel, and the compliance program that had been developed. These factors were important to the Independent Trustees in their determinations. The Trustees also considered the background of the other employees and officers of Valhalla, including the resumes of its current and prospective Chief Compliance Officers. The Independent Trustees noted that First Trust or an affiliate would have a minority ownership interest in Valhalla and they concluded that this investment would enable more informed oversight of Valhalla. The Trustees also considered that Valhalla would not use any portion of Fund commissions to pay for research. The Trustees concluded that Valhalla had the capability to provide the necessary investment advisory services to the Fund.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST STRATEGIC HIGH INCOME FUND
                           APRIL 30, 2006 (UNAUDITED)

The Trustees considered the fees to be paid under the New Sub-Advisory Agreement and noted that the fees would be paid by First Trust from its advisory fee. Valhalla provided information on fees charged to clients for which it provides discretionary, investment supervisory services, and the Trustees noted that those fees generally were the same as or higher than the fees to be paid under the New Sub-Advisory Agreement. The Trustees reviewed an estimated budget prepared by Valhalla based on the fees projected to be received for services to be provided under the New Sub-Advisory Agreement. The Trustees reviewed the Fund's performance information, but determined that because of the limited operating history of the Fund, the information was not determinative. The Trustees concluded that the fees to be paid under the New Sub-Advisory Agreement were reasonable.

The Trustees considered First Trust's representation that the Fund's overall fee structure is not structured to pass the benefits of economies of scale on to shareholders as assets grow, but noted that assets are not expected to grow significantly since additional shares are issued only through the Fund's dividend reinvestment plan. The Trustees noted that both First Trust and Valhalla intended to continue to make investments in infrastructure and personnel. The Board did not consider an estimated level of profit to Valhalla under the New Sub-Advisory Agreement, although the Trustees did consider the budget prepared by Valhalla. The Board considered that the sub-advisory fee rate was negotiated at arm's length between First Trust and Valhalla, and that Valhalla would be paid by First Trust.

After discussion, the Board of Trustees, including the Independent Trustees, concluded that Valhalla had the capabilities, resources and personnel necessary to manage the investments of the Fund. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees concluded unanimously that it was in the best interests of the Fund to approve the New Sub-Advisory Agreement.

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

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         On December 12, 2005, the Registrant's Board of Trustees adopted an Amended Nominating and Governance Committee Charter which included some material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees as described below:

         Any proposal to elect any person nominated by shareholders for election as trustee may only be brought before an annual meeting of the Registrant if timely written notice (the "Shareholder Notice") is provided to the secretary of the Registrant. Unless a greater or lesser period is required under applicable law, to be timely, the Shareholder Notice must be delivered to or mailed and received at Registrant's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, Attn: W. Scott Jardine, not less than forty-five (45) days nor more than sixty (60) days prior to the first anniversary date of the date of the Registrant's proxy statement released to shareholders for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty (30) days before the first anniversary date of the annual meeting for the preceding year and ends thirty (30) days after such anniversary date (an annual meeting date outside such period being referred to herein as an "Other Annual Meeting Date"), such Shareholder Notice must be given in the manner provided herein by the later of the close of business on (i) the date forty-five (45) days prior to such Other Annual Meeting Date or (ii) the tenth (10th) business day following the date such Other Annual Meeting Date is first publicly announced or disclosed.

         Any shareholder submitting a nomination of any person or persons (as the case may be) for election as a trustee or trustees of the Registrant shall deliver, as part of such Shareholder Notice: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s);
(C) any other information regarding each such person required by paragraphs (a),
(d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee.

         Without limiting the foregoing, any shareholder who gives a Shareholder Notice of any matter proposed to be brought before a shareholder meeting (whether or not involving nominees for trustees) shall deliver, as part of such Shareholder Notice: (i) the description of and text of the proposal to be presented; (ii) a brief written statement of the reasons why such shareholder favors the proposal; (iii) such shareholder's name and address as they appear on the Registrant's books; (iv) any other information relating to the shareholder that would be required to be disclosed in a proxy statement or other filings required to be made in connection with the solicitation of proxies with respect to the matter(s) proposed pursuant to Section 14 of the Exchange Act; (v) the class or series and number of all shares of the Registrant owned beneficially and of record by such shareholder; (vi) any material interest of such shareholder in the matter proposed (other than as a shareholder); (vii) a representation that the shareholder intends to appear in person or by proxy at the shareholder meeting to act on the matter(s) proposed; (viii) if the proposal involves nominee(s) for trustees, a description of all arrangements or understandings between the shareholder and each proposed nominee and any other person or persons (including their names) pursuant to which the nomination(s) are to be made by the shareholder; and (ix) in the case of a shareholder (a "Beneficial Owner") that holds shares entitled to vote at the meeting through a nominee or "street name" holder of record, evidence establishing such Beneficial Owner's indirect ownership of, and entitlement to vote, shares at the meeting of shareholders. As used herein, shares "beneficially owned" shall mean all shares which such person is deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Exchange Act.


A copy of the amended Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST STRATEGIC HIGH INCOME FUND

By (Signature and Title)* /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              JUNE 27, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.